UNDISCOVERED MANAGERS FUNDS
                                  SUPPLEMENT TO
                         PROSPECTUS DATED MARCH 16, 1998



         In the section of the Prospectus entitled "The Funds -- Hidden Value Fund" (pp. 11-12), the fourth and fifth paragraphs and tables are replaced in their entirety with the following:

         The gross investment performance for the period from January 1, 1988 to December 31, 1997 of the single discretionary, fee-paying pooled account managed by Kaplan Associates and its predecessor with investment objectives, policies and strategies substantially similar to that of the Hidden Value Fund has been attested to by Deloitte & Touche LLP for use in connection with the registration statement of the Trust under the Securities Act. For all periods presented, the investment performance has been calculated using a time-weighted rate of return methodology that is based on geometrically linked monthly returns that employ a modified Dietz formula which weighs each cash flow by the amount of time it is held in the account. This investment performance
         (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the pooled account. The method for calculating performance produces a different result than if the performance information were calculated using the SEC's method for calculating the total return of a mutual fund. The investment performance net of actual fees and expenses incurred by the accounts is presented in the table below. The benchmark index to which the pooled account is compared is the Russell Midcap Index (the "Russell Midcap"). The Russell Midcap is an unmanaged index representing the performance of the 800 smallest of the 1000 largest U.S.-domiciled corporations, ranked by market capitalization. Although used as a benchmark, the Russell Midcap's performance may not be comparable to the performance of the pooled account since, unlike the performance of the pooled account, the Russell Midcap's performance has not been adjusted for any fees or expenses.

         The information provided does not represent the performance of the Hidden Value Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Hidden Value Fund. The Hidden Value Fund's performance may be higher or lower than that shown below. If the performance information were to reflect the estimated fees and expenses of the Hidden Value Fund, the total returns would be lower than those shown below. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.

--------------------------------------------------------------------------------
                       Mid Cap Equity
                      Pooled Account*(%)                      Russell Midcap(%)
--------------------------------------------------------------------------------


1997                       33.53                                   29.00
1996                       34.30                                   19.00
1995                       32.23                                   34.46
1994                        5.13                                   (2.08)
1993                       14.98                                   14.29
1992                        6.70                                   16.37
1991                       23.48                                   41.53
1990                      (11.32)                                 (11.49)
1989                       21.48                                   26.26
1988                       29.84                                   19.80
--------------------------------------------------------------------------------


* The performance information represents the average quarterly returns for a single pooled account, which is the only account managed in this style by Kaplan Associates and its predecessor.

--------------------------------------------------------------------------------
                       Mid Cap Equity
                      Pooled Account*(%)                      Russell Midcap(%)
--------------------------------------------------------------------------------
Average Annual Returns
--------------------------------------------------------------------------------

1 Year                     33.53                                   29.00
3 Years                    33.35                                   27.32
5 Years                    23.44                                   18.23
10 Years                   18.11                                   17.68
--------------------------------------------------------------------------------
Cumulative Returns
--------------------------------------------------------------------------------
1 Year                     33.53                                   29.00
3 Years                   137.13                                  106.41
5 Years                   186.64                                  131.00
10 Years                  428.24                                  409.33
--------------------------------------------------------------------------------


* The performance information represents the average quarterly returns for a single pooled account, which is the only account managed in this style by Kaplan Associates and its predecessor.

         In the section of the Prospectus entitled "The Funds -- Core Equity Fund" (pp. 13-14), the fourth and fifth paragraphs and tables are replaced in their entirety with the following:

         The gross investment performance for the period from January 1, 1988 to December 31, 1997 of all discretionary, fee-paying accounts managed by Waite & Associates L.L.C. and its predecessors with investment objectives, policies and strategies substantially similar to that of the Core Equity Fund has been attested to by KPMG Peat Marwick LLP for use in connection with the registration statement of the Trust under the Securities Act, in accordance with standards established by the Association for Investment Management and Research. This investment performance (i) represents total return, assuming reinvestment of all dividends and proceeds from capital transactions, and (ii) has been adjusted for actual fees and expenses incurred by the accounts. The method for calculating performance produces a different result than if the performance information were calculated using the SEC's method for calculating the total return of a mutual fund. The investment performance net of actual fees and expenses incurred by the accounts is presented in the table below. The benchmark index to which the accounts are compared is the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. Although used as a benchmark, the S&P 500's performance may not be comparable to the performance of the accounts since, unlike the performance of the accounts, the S&P 500's performance has not been adjusted for any fees or expenses.

         The information provided does not represent the performance of the Core Equity Fund, which commenced operations on December 29, 1997 and has a limited performance record of its own. The following information should not be considered a prediction of future performance of the Core Equity Fund. The Core Equity Fund's performance may be higher or lower than that shown below. If the performance information were to reflect the estimated fees and expenses of the Core Equity Fund, the total returns would be lower than those shown. For more information about the performance data, see "All Funds--Past Performance of Certain Sub-Advisers" below.

         -----------------------------------------------------------------------
                                       Accounts(%)                    S&P 500(%)
         -----------------------------------------------------------------------

         1997                             38.75                         33.36
         1996                             27.15                         22.97
         1995                             42.19                         37.59
         1994                              0.02                          1.32
         1993                             11.89                         10.08
         1992                              7.28                          7.61
         1991                             21.69                         30.45
         1990                              1.94                         (3.09)
         1989                             20.43                         31.55
         1988                             11.48                         16.57
         -----------------------------------------------------------------------




         -----------------------------------------------------------------------
                                       Accounts(%)                    S&P 500(%)
         -----------------------------------------------------------------------
         Average Annual Returns
         -----------------------------------------------------------------------

         1 Year                           38.75                         33.36
         3 Years                          35.87                         31.16
         5 Years                          22.93                         20.27
         10 Years                         17.50                         18.04

         -----------------------------------------------------------------------
         Cumulative Returns
         -----------------------------------------------------------------------

         1 Year                           38.75                         33.36
         3 Years                         150.85                        125.64
         5 Years                         180.73                        151.67
         10 Years                        401.59                        425.07
         -----------------------------------------------------------------------

                                                            Dated: April 3, 1998